Other Real Estate Owned, Net - Additional Information (Detail) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2016 USD ($) Property	Dec. 31, 2015 USD ($) Property	Apr. 30, 2015 USD ($)	Dec. 31, 2014 USD ($) Property
Other Real Estate [Line Items]
No. of Properties	14	16		27
Other assets
Other Real Estate [Line Items]
Properties marketed for sale, value | $			$ 403
No. of Properties		1
Residential
Other Real Estate [Line Items]
Residential properties collateralized with loan	3	0
No. of Properties	3	3		10
Residential | Other assets
Other Real Estate [Line Items]
Properties marketed for sale, value | $	$ 708	$ 724		$ 771
No. of Properties	1